Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information
Schedule consolidated revenues and percentages of revenues for customers

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2026		2025		2026		2025
Equinor ASA	$20,271	22%	$14,236	17%	$37,742	21%	$28,755	17%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	17,833	19%	22,436	26%	35,071	19%	41,247	24%
Eni Trading and Shipping S.p.A.	11,841	13%	11,603	14%	23,131	13%	23,002	14%
Petrochina International	11,059	12%	—	—%	19,210	11%	—	—%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	9,726	11%	9,588	11%	16,789	9%	19,077	11%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	4,879	5%	9,317	11%	13,935	8%	18,143	11%
Repsol Sinopec Brasil, S.A. and Repsol Trading S.A., both subsidiaries of Repsol Sinopec Brasil, B.V.	$5,173	6%	$7,603	9%	$12,867	7%	$16,606	10%